Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill
Schedule of changes in carrying amounts of goodwill

Amount
Balance at January 1, 2019	9,413
Impairment loss	(9,288)
Exchange difference	(1)
Balance at December 31, 2019	124
Exchange difference	—
Balance at December 31, 2020	$124

Exchange difference	—
Balance at December 31, 2021	$124